Form N-1A Cover	Dec. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	BARON SELECT FUNDS
Entity Central Index Key	0001217673
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Prospectus Date	Apr. 30, 2026